CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating expenses:
Stock based compensation	5,963	13,955	41,502	123,245
Research and development	2,900	1,304	9,648	4,429
General and administrative	4,726	2,558	12,353	3,329
Advertising	34	1,856	5,297	2,678
Total operating expenses	13,623	19,673	68,800	133,681
Operating loss	(13,623)	(19,673)	(68,800)	(133,681)
Other income (expense):
Paycheck protection program forgiveness			397
Loss on disposal of property and equipment			(152)
Interest expense	(1)		(7)
Warrant expense	(983)
Other income	17	(13)	166	(55)
Net loss on convertible debt and warrant liability			(2,285)
Gain on convertible debt and warrant liability	2,281
Total other income	1,314	(13)	(1,881)	(55)
Net Loss	$ (12,309)	$ (19,686)	$ (70,681)	$ (133,736)
Loss per share, basic	$ (0.66)	$ (2.85)	$ (8.88)	$ (10.77)
Weighted average number of common shares outstanding used in computing loss per share:	18,726,573	6,908,545	7,961,009	12,417,226